INVESTMENT IN ASSOCIATES AND JOINT VENTURES	6 Months Ended
Jun. 30, 2021
Interests In Other Entities [Abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Balance at the beginning of the period	$5,528	$4,967
Share of earnings for the period	77	131
Foreign currency translation and other	(45)	(245)
Share of other comprehensive income	5	7
Distributions	(59)	(167)
Disposition of interest(1)	(336)	—
Change in basis of accounting(2),(3)	(43)	466
Acquisitions(4)	—	369
Ending Balance(5)	$5,127	$5,528
1.In March 2021, Brookfield Infrastructure sold an effective 13% interest in its U.S. gas pipeline for net proceeds of $412 million. Approximately $125 million of the proceeds were used to repay a shareholder loan. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $75 million in Other income (expense) in the Consolidated Statement of Operating Results. Based on our ownership interest and governance rights retained, our partnership will continue to equity account for this investment in the midstream segment.
2.On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Our 49% retained interest was remeasured using the initial public offering price of $466 million. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity.
3.On February 26, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Jose Maria de Macedo de Eletricidade S.A. (“JMM”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in JMM to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate JMM effective February 26, 2021. Refer to Note 6, Acquisition of Businesses, for further details.
4.In September 2020, Brookfield Infrastructure, acquired an effective 6% interest in a U.S. LNG export terminal (“Sabine Pass”), Cheniere Energy Partners, L.P. for $369 million. Brookfield maintains a co-controlling interest in a joint venture with Blackstone Infrastructure Partners, which holds an approximate 41% interest in Sabine Pass. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity.
5.The closing balance includes a shareholder loan of $375 million from our U.S. gas pipeline (2020: $500 million).
Due to the interruption to global supply chains as a result of the global pandemic, our partnership performed an evaluation of potential impairment indicators on each of our investments in associates and joint ventures as of June 30, 2021. Based on the analysis performed, our investments in associates and joint ventures remain largely unaffected by the global pandemic. Investments in associates and joint ventures represent long-term critical infrastructure supported by regulated or highly contracted revenues that provide stable and predictable cash flows.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Utilities	$249	$253
Transport	2,754	2,759
Midstream	1,022	1,372
Data	1,087	1,133
Corporate	15	11
Ending Balance	$5,127	$5,528
The following tables summarize the aggregate balances of investments in associates and joint ventures on a 100% basis:

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Financial position:
Total assets	$54,607	$54,673
Total liabilities	(32,536)	(28,216)
Net assets	$22,071	$26,457

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Financial performance:
Total revenue	$3,897	$1,804	$7,862	$3,591
Total net income for the period	324	70	846	219
Brookfield Infrastructure’s share of net income before reclassification	23	11	90	59
Reclassification of previously recognized foreign currency movements	(13)	—	(13)	—
Brookfield Infrastructure’s share of net income	$10	$11	$77	$59